Fair Value Measurements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value of Financial Instruments [Line Items]
Transfers into level 1	¥ 1,612	¥ 2,169
Transfers out of level 1	¥ 2,417	¥ 7,221